Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock Shares [Member]	Non-Redeemable Preferred Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock-Common [Member]
Balance at Dec. 31, 2012	$ 354,497,000	$ 2,673,000	$ 3,000,000	$ 165,006,000	$ 212,192,000	$ (28,374,000)
Balance, shares at Dec. 31, 2012		26,731,000
Net income (loss)	54,962,000				54,962,000
Dividends paid on convertible preferred stocks	(300,000)				(300,000)
Stock-based compensation	1,542,000			1,542,000
Exercise of stock options	1,014,000	$ 12,000		1,002,000
Exercise of stock options, shares		115,000
Excess income tax benefit associated with stock-based compensation	0
Balance at Dec. 31, 2013	411,715,000	$ 2,685,000	3,000,000	167,550,000	266,854,000	(28,374,000)
Balance, shares at Dec. 31, 2013		26,846,000
Net income (loss)	19,634,000				19,634,000
Dividends paid on convertible preferred stocks	(300,000)				(300,000)
Stock-based compensation	1,925,000			1,925,000
Exercise of stock options	1,074,000	$ 12,000		1,062,000
Exercise of stock options, shares		122,000
Excess income tax benefit associated with stock-based compensation	0
Balance at Dec. 31, 2014	434,048,000	$ 2,697,000	3,000,000	170,537,000	286,188,000	(28,374,000)
Balance, shares at Dec. 31, 2014		26,968,000
Net income (loss)	(34,765,000)				(34,765,000)
Dividends paid on convertible preferred stocks	(300,000)				(300,000)
Dividend accrued on redeemable preferred stock	(2,287,000)				(2,287,000)
Accretion of redeemable preferred stocks	(686,000)				(686,000)
Stock-based compensation	2,346,000			2,346,000
Exercise of stock options	$ 1,785,000	$ 16,000		1,769,000
Exercise of stock options, shares	159,348	160,000
Common stock issued for services	$ 156,000			156,000
Common stock issued for services, shares		4,000
Restricted stock granted from treasury stock				(3,842,000)		3,842,000
Common stock warrants issued	22,300,000			22,300,000
Common stock warrants issuance costs	(1,613,000)			(1,613,000)
Excess income tax benefit associated with stock-based compensation	596,000			596,000
Balance at Dec. 31, 2015	$ 421,580,000	$ 2,713,000	$ 3,000,000	$ 192,249,000	$ 248,150,000	$ (24,532,000)
Balance, shares at Dec. 31, 2015		27,132,000